Pension obligations	12 Months Ended
Dec. 31, 2023
Pension Obligations [Abstract]
Pension obligations [Text Block]

23. Pension obligations

Hudbay maintains non-contributory and contributory defined benefit pension plans for certain of its employees.

The Company uses a December 31 measurement date for all of its plans. For Hudbay's significant plans, the most recent actuarial valuations filed for funding purposes were performed during 2023 using the latest data available as at December 31, 2022. For these plans, the next actuarial valuation required for funding purposes will be performed during 2024 using the data as of December 31, 2023.

During 2023, an annuity purchase transaction was entered into in which the defined benefit obligations associated with certain defined benefit plan members were assumed by a third-party insurer in exchange for a lump sum payment of $34,857 from plan assets.

Movements in the present value of the defined benefit obligation in the current and previous years were as follows:

	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Opening defined benefit obligation:	$145,129	$216,369
Current service costs	5,172	9,392
Past service cost/(curtailment) (note 7d)	50	(583)
Loss on settlements	149	-
Interest cost	6,274	5,938
Benefits paid from plan	(13,721)	(18,637)
Benefits paid from employer	(1,091)	(1,787)
Participant contributions	16	25
Effects of movements in exchange rates	3,043	(16,883)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	-	-
Arising from changes in financial assumptions	7,045	(48,960)
Arising from experience adjustments	(1,876)	255
Settlement payments from plan assets	(34,857)	-
Closing defined benefit obligation	$115,333	$145,129

The defined benefit obligation closing balance, by member group, is as follows:

	Dec. 31, 2023	Dec. 31, 2022
Active members	$103,523	$112,951
Deferred members	2,318	2,439
Retired members	9,492	29,739
Closing defined benefit obligation	$115,333	$145,129

Movements in the fair value of the pension plan assets in the current and previous years were as follows:

	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Opening fair value of plan assets:	$137,721	$199,645
Interest income	5,973	5,667
Remeasurement adjustment:
Return (loss) on plan assets (excluding amounts included in net interest expense)	6,228	(40,196)
Contributions from the employer	2,265	6,063
Employer direct benefit payments	1,091	1,787
Contributions from plan participants	16	25
Benefit payment from employer	(1,091)	(1,787)
Administrative expenses paid from plan assets	(81)	(80)
Benefits paid	(13,721)	(18,637)
Settlement payments from plan assets	(34,857)	-
Effects of changes in foreign exchange rates	2,495	(14,766)
Closing fair value of plan assets	$106,039	$137,721

The amount included in the consolidated balance sheets arising from the entity's obligation in respect of its defined benefit plans is as follows:

	Dec. 31, 2023	Dec. 31, 2022
Present value of funded defined benefit obligation	$100,024	$131,503
Fair value of plan assets	(106,039)	(137,721)
Present value of unfunded defined benefit obligation	15,309	13,626
Net liability arising from defined benefit obligation	$9,294	$7,408

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2023	Dec. 31, 2022
Pension obligation - current (note 16)	$3,284	$4,146
Pension obligation - non-current	6,010	3,262
Total pension obligation	$9,294	$7,408

Pension expense is as follows:

	Dec. 31, 2023	Dec. 31, 2022
Service costs:
Current service cost	$5,172	$9,392
Curtailment	-	(583)
Loss on settlement	149	-
Total service cost	5,321	8,809
Net interest expense	301	271
Administration cost	81	80
Defined benefit pension expense	$5,703	$9,160

Defined contribution pension expense	$701	$2,097

Remeasurement on the net defined benefit liability:

	Dec. 31, 2023	Dec. 31, 2022
(Return) loss on plan assets (excluding amounts included in net interest expense)	$(6,228)	$40,196
Actuarial losses (gains) arising from changes in financial assumptions	7,045	(48,960)
Actuarial (gains) losses arising from experience adjustments	(1,876)	255
Defined benefit gain related to remeasurement	$(1,059)	$(8,509)

Total pension cost	$5,345	$2,748

Pension amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

The current service cost, the interest cost and administration cost for the year are included in the employee benefits expense. The remeasurement of the net defined benefit liability is included in OCI.

The defined benefit pension plans typically expose Hudbay to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the liabilities for the defined benefit plans is calculated using a discount rate determined by reference to high quality corporate bond yields; if the return on plan assets is below this rate, it will create a plan deficit. Hudbay's primary quantitative investment objectives are maximization of the long term real rate of return, subject to an acceptable degree of investment risk and preservation of principal. Risk tolerance is established through consideration of several factors including past performance, current market condition and the funded status of the plan.

Interest risk	A decrease in the bond interest rate will increase the pension plan liabilities; however, this will be partially offset by an increase in the return on the plan's debt investments.
Longevity risk

The present value of the defined benefit plans liabilities is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the pension plans liabilities.

Salary risk

The present value of the defined benefit plans liabilities for some of the pension plans is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans' liabilities.

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	2023	2022
Defined benefit cost:
Discount rate - benefit obligations	5.22%	3.09%
Discount rate - service cost	5.27%	3.21%
Expected rate of salary increase[1]	3.50%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.4	20.4
Females	23.8	23.7
Defined benefit obligation:
Discount rate	4.64%	5.22%
Expected rate of salary increase[1]	3.00%	3.50%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.5	20.4
Females	23.9	23.8
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.4	22.3
Females	25.6	25.5
[1] Plus merit and promotional scale based on member's age
[2] Revised retirement pension plan only - CPM2014 Priv with MI-2017 projection scale with loading of 1.25 and 1.15 for males and females

Hudbay reviews the assumptions used to measure pension costs (including the discount rate) on an annual basis. Economic and market conditions at the measurement date affect these assumptions from year to year. In determining the discount rate, Hudbay considers the duration of the pension plan liabilities.

Significant actuarial assumptions for the determination of the defined benefit obligation are discount rate, expected salary increase and mortality. The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting periods, while holding other assumptions constant:

- If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $9,363 (increase by $10,650).

- If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by $1,536 (decrease $1,264).

- If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligation would increase by $726 (decrease by $769).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated balance sheets.

The Company's main pension plans are registered federally with the Office of the Superintendent of Financial Institution and with the Canada Revenue Agency. The registered pension plans are governed in accordance with the Pension Benefits Standards Act and the Income Tax Act. The sponsor contributes the amount needed to maintain adequate funding as dictated by the prevailing regulations.

Expected employer contribution to the pension plans for the fiscal year ending December 31, 2023 is $3,284.

The average duration of the pension obligation at December 31, 2023 is 18.0 years (2022 - 16.2 years). This number can be broken down as follows:

- Active members: 18.8 years (2022: 18.3 years)

- Deferred members: 19.2 years (2022: 17.5 years)

- Retired members: 9.0 years (2022: 8.2 years)

Asset-Liability-Matching studies are performed periodically to analyze the investment policies in terms of risk and-return profiles.

The pension plans do not invest directly in either securities or property/real estate of the Company.

With the exception of fixed income investments and certain equity instruments, the plan assets are actively managed by investment managers, with the goal of attaining returns that potentially outperform passively managed investments. Within appropriate limits, the actual composition of the invested funds may vary from the prescribed investment mix.

The following is a summary of the fair value classification levels for investment:

December 31, 2023	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1,166	$-	$-	$1,166
Pooled equity funds	33,930	-	-	33,930
Pooled fixed income funds	-	69,968	-	69,968
Alternative investment funds	-	908	-	908
Balanced funds	-	67	-	67
	$35,096	$70,943	$-	$106,039

December 31, 2022	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$2,270	$-	$-	$2,270
Pooled equity funds	50,107	-	-	50,107
Pooled fixed income funds	-	64,230	-	64,230
Alternative investment funds	-	20,908	-	20,908
Balanced funds	-	206	-	206
	$52,377	$85,344	$-	$137,721